EARNINGS PER SHARE	3 Months Ended
Jun. 30, 2011
EARNINGS PER SHARE [Text Block]
5.	EARNINGS PER SHARE

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income (loss) from continuing operations	(1,993,757)	(443,774)	2,542,022	(987,182)

Net income on discontinued operation	(4,338)	-	(4,338)	-

Net income (loss) attributable to the Fifth Season’s common stockholders
	(1,987,017)	(443,774)	2,584,362	(987,182)

Basic and diluted weighted average shares outstanding	399,999,847	391,543,500	395,841,754	391,543,500
Basic and diluted earnings(loss) per share

Continuing operations, net of tax	(0.00)	(0.00)	0.01	(0.00)

Discontinued operations, net of tax	(0.00)	-	(0.00)	-
Net income (loss) attributable to common stockholders	(0.00)	(0.00)	0.01	(0.00)